Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash [Abstract]
Disclosure of Restricted Cash
As at	December 31, 2021	December 31, 2020
Letters of credit	—	5,333
Securities collateral	7,773	—
Captive insurance	19,240	—
	27,013	5,333